Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements [Abstract]
Fair value measurements
25.	Fair value measurements

The Group adopted the provisions of ASC 820, Fair Value Measurements and Disclosures, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Before January 1, 2009, the adoption of ASC 820 was limited to the Group’s financial assets and financial liabilities only. The Group does not have any nonfinancial assets or nonfinancial liabilities recognized or disclosed at fair value in its financial statements on a recurring basis.

In October 2008, the FASB issued FSP 157-3 “Determining Fair Value of a Financial Asset in a Market That Is Not Active” (FSP 157-3). FSP 157-3 clarified the application of ASC 820 in an inactive market. It demonstrated how the fair value of a financial asset is determined when the market for that financial asset is inactive. FSP 157-3 was effective upon issuance, including prior periods for which financial statements had not been issued. The implementation of this standard did not have a material impact on the Company’s consolidated financial position and results of operations.

ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Group. Unobservable inputs are inputs that reflect the Group’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

•	Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Group have the ability to access.

•	Level 2— Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, directly or indirectly.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets and liabilities that the Group measures and reports on its balance sheet at fair value on a recurring basis.

Cash Equivalents. As of December 31, 2009 and 2010, the Group’s cash equivalents consisted of call deposits and money market funds. The Group values its cash equivalents using observable inputs that reflect quoted prices for securities with identical characteristics, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.

Derivative assets and liabilities. The Group’s derivative assets and liabilities consist of embedded foreign currency derivatives in the Group’s sales and purchase contracts denominated in currencies other than Renminbi or the functional currency of the counterparty, the capped call transactions denominated in USD, embedded derivatives underlying convertible notes and foreign currency forward contract instruments. Since its capped call transactions and embedded derivatives underlying convertible notes are not traded on an exchange, they are valued using valuation models. Management is responsible for determining these fair values and considered a number of factors including valuations. The capped call transactions are valued using the Black Scholes Option Pricing Model. The embedded derivatives underlying convertible notes are bifurcated using the “with or without” approach. As there are interrelationships among the embedded derivatives, they are valued using a Monte Carlo simulation. Interest rate yield curves, foreign exchange rates, stock price, volatility, expected term, risk-free rate and fundamental change event probabilities are the significant inputs into these valuation models. The inputs used in the valuation of the capped call transactions are observable in active markets over the terms of the instruments the Group holds, and accordingly, the Group classifies these valuation techniques as Level 2 in the hierarchy. In regards to the embedded derivatives underlying convertible notes, fair value was determined using a “with and without” approach which was based on both Level 2 and Level 3 inputs. The Group determined that the Level 3 input, that is the fundamental change event probabilities, is significant to the overall fair value measurement. The Group considered the effect of its own credit standing and that of its counterparties in its valuations of its derivative financial instruments. The Group entered into foreign currency forward contracts that are designated as cash flow hedges of exchange rate risk related to forecasted foreign currency denominated sales. The Group’s financial instrument counterparties are high-quality commercial banks with significant experience with such instruments. Fair values of the Group’s forward contracts are determined using significant other observable inputs (Level 2 fair value measurements), and are based on the present value of expected future cash flows considering the risks involved and using discount rates appropriate for the duration of the contracts.

Recurring change in fair value

As of December 31, 2009, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
	Balance as of	Active Markets	Significant Other	Unobservable
	31 December	for Identical	Observable Inputs	Inputs
Description	2009	Assets (Level 1)	(Level 2)	(Level 3)
Assets:
Cash equivalents	15,367	15,367	—	—
Capped call options	4,033	—	4,033	—
Embedded foreign currency derivatives	6,488	—	6,488	—

Liabilities:
Embedded derivatives underlying convertible notes	(136,632)	—	—	(136,632)
Foreign exchange forward contract instruments	(831)	—	(831)	—

As of December 31, 2010, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
	Balance as of	Active Markets	Significant Other	Unobservable
	31 December	for Identical	Observable Inputs	Inputs
Description	2010	Assets (Level 1)	(Level 2)	(Level 3)
Assets:
Capped call options	9,127	—	9,127	—
Embedded foreign currency derivatives	5,464	—	5,464	—
Foreign exchange forward contract instruments	2,493	—	2,493	—

Liabilities:
Embedded derivatives underlying convertible notes	(66,174)	—	—	(66,174)
Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)
A summary of changes in Level 3 embedded derivatives underlying convertible notes for the year ended December 31, 2010 was as follows:

Balance at December 31, 2009	136,632
Unrealized gains included in Change in fair value of derivatives	(70,458)

Balance at December 31, 2010	66,174

Change in fair value of derivatives
The Change in fair value of derivatives recognized in earnings, excluding embedded derivatives underlying convertible notes repurchased which are recognized in buyback gain, was as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2008	December 31, 2009	December 31, 2010
	(As adjusted	(As adjusted
	(Note 2(z)))	(Note 2(z)))
Embedded derivatives underlying convertible notes (see note 14)	785,608	(55,106)	70,458
Capped call options (see note 14)	(221,602)	(453)	5,094
Embedded foreign exchange derivatives	—	6,488	(1,024)

	564,006	(49,071)	74,528